Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Payments under Operating Lease Agreements

At March 31, 2018, the Company was obligated under operating leases requiring minimum rentals as follows:

Year ending March 31, 2019	$55
Year ending March 31, 2020	$53
Year ending March 31, 2021	$4
Total minimum lease payments	$112

Schedule of Future Rental Income

At March 31, 2018, the minimum future rental income to be received is as follows:

Year ending March 31, 2019	$1,186
Year ending March 31, 2020	$632
Year ending March 31, 2021	$21
Total minimum future rental income	$1,839